Cover	Aug. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2021
Entity File Number	001-35141
Entity Registrant Name	Rennova Health, Inc.
Entity Central Index Key	0000931059
Entity Tax Identification Number	68-0370244
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	931 Village Boulevard
Entity Address, Address Line Two	Suite 905
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33409
City Area Code	(561)
Local Phone Number	855-1626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false